Finance income and expense - Disclosure of detailed information about finance income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of finance income [Abstract]
Interest income	$ 3,412	$ 4,707
Fair value adjustment on marketable securities	2,557	(518)
Fair value adjustment on preferred shares	0	1,654
Other	87	10
Total finance income	$ 6,056	$ 5,853